Trade and other receivables (Details) - CLP ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Current trade receivables	$ 373,527,876	$ 314,670,816
Non-current trade receivables	0	0
Other current receivables	71,735,660	58,324,913
Other non-current receivables	3,941,760	3,801,244
Trade and other current receivables	445,263,536	372,995,729
Trade and other non-current receivables	3,941,760	3,801,244
Current Trade Receivables Gross	379,217,617	320,491,022
Non Current Trade Receivables Gross	0	0
Impairment loss estimate
Statement [Line Items]
Current Trade Receivables Gross	(5,689,741)	(5,820,206)
Non Current Trade Receivables Gross	0	0
Chile operating segment
Statement [Line Items]
Current Trade Receivables Gross	219,233,148	187,798,087
International business operating segment
Statement [Line Items]
Current Trade Receivables Gross	95,454,996	73,047,039
Wines operating segment
Statement [Line Items]
Current Trade Receivables Gross	64,529,473	59,645,896
Accounts receivables: | Chile operating segment
Statement [Line Items]
Non Current Trade Receivables Gross	0	0
Accounts receivables: | International business operating segment
Statement [Line Items]
Non Current Trade Receivables Gross	0	0
Accounts receivables: | Wines operating segment
Statement [Line Items]
Non Current Trade Receivables Gross	0	0
Others accounts receivables
Statement [Line Items]
Other current receivables	71,735,660	58,324,913
Other non-current receivables	$ 3,941,760	$ 3,801,244